UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares		Value
	COMMON STOCK - 96.7%
	AEROSPACE/DEFENSE - 2.4%
13,148	Orbital Sciences Corp. *	$ 306,348

	APPAREL - 2.4%
9,232	Sketchers U.S.A., Inc. - Cl. A *	305,856

	BANKS - 3.3%
7,790	Columbia Banking Systems, Inc.	214,303
10,233	Umpqua Holdings Corp.	195,860
		410,163
	BIOTECHNOLOGY - 2.9%
3,265	United Therapeutics Corp. *	369,206

	CHEMICALS - 1.8%
9,817	Kraton Performance Polymers, Inc. *	226,282

	COMMERCIAL SERVICES - 12.3%
18,953	Acacia Research Corp.	275,577
16,343	AMN Healthcare Services, Inc. *	240,242
8,789	Apollo Group, Inc. *	240,115
26,741	Performant Financial Corp. *	275,432
9,322	TeleTech Holding, Inc. *	223,169
29,606	TravelCenters of America LLC *	288,362
		1,542,897
	COMPUTERS - 3.3%
10,643	Silver Spring Networks, Inc. *	223,503
3,752	Synaptics, Inc. *	194,391
		417,894
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
1,303	Affiliated Managers Group, Inc. *	282,595

	ELECTRIC - 1.7%
4,224	Allete, Inc.	210,693

	ELECTRONICS - 1.8%
7,577	FLIR Systems, Inc.	228,068

	ENGINEERING & CONSTRUCTION - 3.7%
17,823	Tutor Perini Corp. *	468,745

	FOOD - 2.6%
5,455	Cal-Maine Foods, Inc.	328,555

	HEALTHCARE-SERVICES - 1.7%
2,460	Covance, Inc. *	216,628

	HOME FURNISHINGS - 2.5%
14,794	Select Comfort Corp. *	312,005

	INSURANCE - 4.2%
9,515	Montpelier Re Holdings, Ltd.	276,886
15,702	OneBeacon Insurance Group, Ltd. - Cl. A	248,406
		525,292
	INTERNET - 3.0%
6,163	Liquidity Services, Inc. *	139,654
14,757	Move, Inc. *	235,964
		375,618
	METAL FABRICATE - 2.1%
12,393	Dynamic Materials Corp.	269,424

	MINING - 1.5%
89,787	Thompson Creek Metals Co., Inc. *	195,736
CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares		Value
	OIL & GAS - 3.8%
4,434	Gulfport Energy Corp. *	$ 280,007
30,992	Pengrowth Energy Corp.	192,150
		472,157
	OIL & GAS SERVICES - 3.8%
10,549	C&J Energy Services, Inc. *	243,682
10,022	Helix Energy Solutions Group, Inc. *	232,310
		475,992
	PHARMACEUTICALS - 5.1%
8,910	Auxilium Pharmaceuticals, Inc. *	184,793
4,664	Questcor Pharmaceuticals, Inc.	253,955
23,017	Vivus, Inc. *	208,994
		647,742
	REAL ESTATE - 1.9%
2,378	Jones Lang LaSalle, Inc.	243,483

	REITS - 3.4%
16,439	Capstead Mortgage Corp.	198,583
12,853	Terreno Realty Corp.	227,498
		426,081
	RETAIL - 5.5%
7,055	Kirkland's, Inc. *	166,992
3,760	Nu Skin Enterprises, Inc.	519,707
		686,699
	SAVING & LOANS - 1.4%
14,139	Capitol Federal Financial, Inc.	171,223

	SEMICONDUCTORS - 7.2%
20,352	Kulicke & Soffa Industries, Inc. *	270,682
48,126	LTX-Credence Corp. *	384,527
14,290	Omnivision Technologies, Inc. *	245,788
		900,997
	SOFTWARE - 1.0%
4,224	Synchronoss Technologies, Inc. *	131,240

	TELECOMMUNICATIONS - 6.1%
54,081	EarthLink, Inc.	274,191
10,441	Oplink Communications, Inc. *	194,203
21,481	Ruckus Wireless, Inc. *	305,030
		773,424
	TRANSPORTATION - 2.1%
26,943	Nordic American Tankers, Ltd.	261,347

	TOTAL COMMON STOCK - (Cost - $9,341,907)	12,182,390

	SHORT-TERM INVESTMENTS - 3.5%
434,688	Dreyfus Cash Management, 0.04% **	434,688
	TOTAL SHORT-TERM INVESTMENTS (Cost - $434,688)

	TOTAL INVESTMENTS - 100.2% (Cost - $9,776,595)(a)	$ 12,617,078
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(20,399)
	NET ASSETS - 100.0%	$ 12,596,679

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.

 (a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,760,453 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,447,430
	Unrealized depreciation:	(590,805)
	Net unrealized appreciation:	$ 2,856,625

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,182,390	$ -	$ -	$ 12,182,390
Short-Term Investments	434,688	-	-	434,688
Total	$ 12,617,078	$ -	$ -	$ 12,617,078
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/3/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/3/14